Liabilities and assets under insurance contracts and reinsurance assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	€ 770	€ 910	€ 739
Reinsurance ceded	(283)	(261)	(292)
Total (balance payable)	487	649	447
Unearned premiums and unexpired risks
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	56	51	59
Reinsurance ceded	(50)	(45)	(52)
Total (balance payable)	6	6	7
Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	209	189	206
Reinsurance ceded	(150)	(137)	(151)
Total (balance payable)	59	52	55
Unearned premiums and risks
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	146	126	139
Reinsurance ceded	(130)	(122)	(132)
Total (balance payable)	16	4	7
Mathematical provisions
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	63	63	67
Reinsurance ceded	(20)	(15)	(19)
Total (balance payable)	43	48	48
Claims outstanding
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	451	561	399
Reinsurance ceded	(55)	(59)	(55)
Total (balance payable)	396	502	344
Bonuses and rebates
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	20	23	22
Reinsurance ceded	(11)	(11)	(10)
Total (balance payable)	9	12	12
Other technical provisions
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	34	86	53
Reinsurance ceded	(17)	(9)	(24)
Total (balance payable)	€ 17	€ 77	€ 29